PENSION PLANS - Future benefit payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Estimated future benefit payments
Expected contribution to retirement plan in 2020	$ 0.3
Defined benefit pension plan expense for 2020	4.9
Defined benefit pension plan expense for 2019	3.7
U.S. Plans
Estimated future benefit payments
2020	0.1
2021	0.1
2022	0.1
2023	0.1
2024	0.1
2025 through 2029	0.3
Non-U.S. Plans
Estimated future benefit payments
2020	3.4
2021	2.7
2022	3.3
2023	3.4
2024	3.6
2025 through 2029	$ 23.4